NOTES PAYABLE (Details) - USD ($)	Feb. 28, 2015	Aug. 31, 2014	Dec. 31, 2013
Years Ending December 31,
2015	$ 1,838,571	$ 2,124,892
2016	772,643	772,643
2017	514,238	$ 525,345
2018	500,000
2019
Total	3,625,452	$ 3,422,880
Note discount	(353,873)	(71,758)	$ (298,417)
Long-term Debt	$ 3,271,579	$ 3,351,122